Note 2 - Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Disclosure [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
2014	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
U.S. government obligations	$28,063,178	$820,997	$16,164	$28,868,011
States and political subdivisions	38,021,271	5,985,975	-	44,007,246
Corporate	224,299,411	15,669,733	930,632	239,038,512
Foreign	63,792,040	2,934,542	751,369	65,975,213
Asset-backed securities	1,432,996	33,501	-	1,466,497
Mortgage-backed securities (MBS):
Commercial MBS	7,869,355	266,831	-	8,136,186
Residential MBS	40,118,010	2,507,809	6	42,625,813
Total fixed maturity securities	403,596,261	28,219,388	1,698,171	430,117,478
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	40,038	-	358,322
Corporate common stock	5,305,252	1,157,718	123,373	6,339,597
Total equity securities	6,331,436	1,197,756	123,373	7,405,819
Total	$409,927,697	$29,417,144	$1,821,544	$437,523,297
2013	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
U.S. government obligations	$34,485,660	$793,701	$703,570	$34,575,791
States and political subdivisions	39,910,030	3,145,632	60,898	42,994,764
Corporate	217,659,449	12,535,411	2,251,886	227,942,974
Foreign	56,960,366	2,081,436	1,395,450	57,646,352
Asset-backed securities	2,677,953	109,417	-	2,787,370
Mortgage-backed securities (MBS):
Commercial MBS	4,252,765	160,955	-	4,413,720
Residential MBS	46,449,968	1,443,228	345,062	47,548,134
Total fixed maturity securities	402,396,191	20,269,780	4,756,866	417,909,105
Equity securities:
U.S. agencies	687,000	-	-	687,000
Mutual funds	318,283	1,356	-	319,639
Corporate common stock	4,883,078	422,880	494,264	4,811,694
Total equity securities	5,888,361	424,236	494,264	5,818,333
Total	$408,284,552	$20,694,016	$5,251,130	$423,727,438

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	December 31, 2014			December 31, 2013
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$-	$-	-	$17,401,555	$703,570	3
States and political subdivisions	-	-	-	1,239,103	60,898	2
Corporate	12,473,068	508,818	7	56,249,758	2,076,123	37
Foreign	10,374,173	310,267	7	26,858,417	1,395,450	15
Residential MBS	16,862	6	1	18,187,588	345,062	4
Greater than 12 months:
U.S. government obligations	7,736,774	16,164	1	-	-	-
Corporate	3,828,887	421,814	3	1,072,341	175,763	1
Foreign	4,724,455	441,102	2	-	-	-
Total fixed maturities	39,154,219	1,698,171	21	121,008,762	4,756,866	62

Equities:
Less than 12 months:
Corporate common stock	527,614	103,438	4	2,806,072	494,264	24
Greater than 12 months:
Corporate common stock	525,865	19,935	4	-	-	-
Total equities	1,053,479	123,373	8	2,806,072	494,264	24

Total	$40,207,698	$1,821,544	29	$123,814,834	$5,251,130	86

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31
	2014	2013
Net unrealized appreciation on available-for sale securities	$27,595,600	$15,442,886
Adjustment to deferred acquisition costs	(711,650)	(418,419)
Deferred income taxes	(9,140,543)	(5,108,319)
Net unrealized appreciation on available-for sale securities	$17,743,407	$9,916,148

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$8,968,681	$9,162,988
Due after one year through five years	75,338,168	82,333,643
Due after five years through ten years	189,328,076	198,251,026
Due after ten years	56,143,960	63,199,501
Due at multiple maturity dates	73,817,376	77,170,320
Total	$403,596,261	$430,117,478

Realized Gain (Loss) on Investments [Table Text Block]
	2014	2013
Proceeds from sales and maturities	$46,446,460	$94,899,207
Gross realized gains	974,260	2,613,961
Gross realized losses	(263,628)	(114,450)

Realized and Unrealized Gains (Losses) on Investments [Table Text Block]
	2014	2013
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$11,008,303	$(28,440,122)
Equity securities	1,144,411	(339,614)
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$682,604	$2,505,340
Equity securities	28,028	(5,829)

Schedule of Mortgage Loans on Real Estate [Table Text Block]
	December 31
	2014	2013
Florida	$6,047,236	$2,622,740
California	4,806,451	942,036
Kentucky	3,492,854	3,740,272
Illinois	3,392,446	540,634
Georgia	3,123,530	2,339,300
Texas	2,290,700	2,432,643
Ohio	1,805,093	1,599,450
Tennessee	1,054,671	1,203,184
Arizona	927,600	506,134
West Virginia	440,725	467,480
North Carolina	359,308	589,779
Missouri	267,996	-
New Jersey	252,612	258,239
South Carolina	248,815	250,826
Massachusetts	239,399	283,341
Colorado	225,772	230,782
Idaho	174,433	188,882
Kansas	136,442	-
Indiana	95,434	10,935
Utah	77,919	-
Alabama	-	395,065
Total	$29,459,436	$18,601,722

State Guaranteed Receivables, Classified by Contractual Maturity Date [Table Text Block]
	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$746,216	$754,778
Due after one year through five years	2,500,881	2,739,016
Due after five years through ten years	3,040,771	3,837,237
Due after ten years	1,629,511	2,387,975
Total	$7,917,379	$9,719,006

Schedule Of Payments On State Guaranteed Receivables By State [Table Text Block]
	December 31
	2014	2013
New York	$3,694,805	$3,880,368
Massachusetts	1,969,570	1,927,350
Georgia	1,467,774	1,500,719
Pennsylvania	299,851	284,756
Texas	227,649	212,447
California	188,131	195,593
Ohio	69,599	83,874
Total	$7,917,379	$8,085,107

Investment Income [Table Text Block]
	2014	2013
Fixed maturities	$18,957,838	$19,254,558
Equity securities	270,306	169,784
Mortgage loans on real estate	1,497,721	1,109,776
Policy loans	478,712	478,750
State-guaranteed receivables	557,812	568,978
Gain on investment in derivative	-	2,400
Other	232,606	229,825
Gross investment income	21,994,995	21,814,071
Investment expenses	832,260	1,152,929
Net investment income	$21,162,735	$20,661,142